CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ (4,084,500)	$ 9,207,884
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative liabilities	3,371,200	(10,637,431)
Interest earned on cash and investments held in trust account	(7,785)	(68,295)
Transaction costs allocated to derivative warrant liabilities	468,315
Changes in operating assets and liabilities:
Prepaid expenses	(456,634)	329,967
Accounts payable and accrued expenses	194,699	572,554
Net cash used in operating activities	(514,705)	(595,321)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(278,760,000)
Net cash provided by investing activities	(278,760,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid	270,480,000
Proceeds from sale of Private Placement Warrants	10,280,000
Proceeds from promissory note - related party working capital loan	38,087
Repayment of promissory note - related party	(118,249)
Payment of offering costs	(386,107)	(17,579)
Net cash used in financing activities	280,293,731	(17,579)
Net change in cash	1,019,026	(612,900)
Cash - beginning of period		1,019,026
Cash - end of period	1,019,026	$ 406,126
Investing and financing activities:
Offering costs included in accrued offering costs	17,579
Offering costs paid by Sponsor in exchange for issuance of Founder Shares	25,000
Offering costs paid by through promissory note	80,162
Deferred underwriting fee payable	$ 9,660,000